Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 711	$ 673
Less: Accumulated depreciation		(507)	(406)
Property and equipment, net	$ 154	204	267
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		89	85
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		27	27
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		81	81
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		368	368
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 146	$ 112